Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 271	$ 220
Long-term deferred tax liabilities	(132)	(92)
Net deferred tax assets	$ 139	$ 128